CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Net income (loss)	$ 387	$ 895	$ 3,777
Items that may be reclassified subsequently to profit or loss:
Fair value through other comprehensive income	45	128	159
Insurance finance reserve	(19)	(30)	(38)
Foreign currency translation	860	(1,214)	329
Net investment and cash flow hedges	(268)	484	(92)
Equity accounted investments	12	(13)	1
Taxes on the above items	30	(47)	20
Reclassification to profit or loss	(68)	(282)	(212)
Other comprehensive income that will be reclassified to profit or loss, net of tax	592	(974)	167
Items that will not be reclassified subsequently to profit or loss:
Revaluation of pension obligations	32	34	23
Fair value through other comprehensive income	222	17	112
Taxes on the above items	(13)	(9)	(14)
Other comprehensive income that will not be reclassified to profit or loss, net of tax	241	42	121
Total other comprehensive income (loss)	833	(932)	288
Total comprehensive income (loss)	1,220	(37)	4,065
Attributable to:
Limited partners	163	(133)	498
Non-controlling interests attributable to:
Redemption-exchange units	105	(126)	466
Special limited partner	95	0	0
BBUC exchangeable shares	135	(132)	487
Preferred securities	52	52	83
Interest of others in operating subsidiaries	$ 670	$ 302	$ 2,531